Deferred tax assets and liabilities - Summary of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 303	$ 216
Deferred tax liabilities	0	(26)
Deferred tax assets, net	$ 303	$ 190	$ 108